UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class A: HGDAX)

(Class C: HGDCX)

(Class I: HGDIX)

ANNUAL REPORT

JUNE 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	5
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Statement of Cash Flows	21
Financial Highlights	22
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	34
Supplemental Information	35
Expense Example	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

300 Carnegie Center, Suite 100, Princeton, NJ 08540 Tel: 609. 853.2962 Toll Free: 855.593.5150 www.aamlive.com

AAM/HIMCO Global Enhanced Dividend Fund

Annual Shareholder Letter: June 30, 2020

We are pleased to report that the AAM/HIMCO Global Enhanced Dividend Fund (the Fund) has completed another year of operation and present this report on our performance through the end of June 30, 2020.

For the fiscal year ending June 30, 2020, the AAM/HIMCO Global Enhanced Dividend Fund Class A returned -20.78% and -25.14% including applicable sales charges, Class C returned -21.40% and Class I returned -20.63.1 The Fund’s benchmark, the MSCI World Value Index (Gross of Dividends), returned -10.61%.2 From an income perspective, the SEC Yield on a subsidized basis for the Fund Class A, C and I Shares as of June 30, 2020 were 5.92%, 5.21% and 6.54%, respectively. For the same time period, on an unsubsidized basis, the SEC Yield for the Fund Class A, C and I Shares were 5.92%, 5.21% and 6.54%, respectively.3

The Fund's primary investment objective is to seek to provide a high level of current income. Its secondary investment objective is to seek to provide capital appreciation. We aim to achieve this by taking long and short positions in domestic and foreign equity securities, which can include depository receipts. As dividend yield is a primary consideration in selecting securities for the Fund, we will take long positions in equity securities that we believe offer the potential for above average dividend yield and attractive returns. Under normal conditions the Fund will invest at least 80% of its net assets in dividend paying equity securities. In addition, we will sell short equity securities that we believe will offer below average dividend yields and less attractive returns. Our view is that investors can benefit from a potentially strong income, diversification across the global equity market and a value orientation that may offer less volatility in down markets. We believe this Fund can be particularly relevant for investors in and near retirement, who seek high current income and the capital appreciation potential of the equity markets but want a strategy that can potentially provide lower volatility during down markets. However, we believe the Fund can also be a core holding for investors looking for a diversified, quality global equity exposure.

We leverage HIMCO’s resources and investment platform, including our quantitative equity, macroeconomic and fixed income credit research teams, to inform our portfolio management decisions. We manage the Fund utilizing a quantitative approach that ranks stocks based on dividend yield and various fundamental factors across four key areas: business behavior, investor behavior, management behavior and valuation. These ranks inform whether we overweight (buy) securities or underweight (sell short) stocks within the Fund. We also diversify the Fund’s portfolio by issuer, industry and country to help seek to minimize volatility of income and downside risk.4

Advisors Asset Management, Inc. (AAM) is a SEC registered investment advisor and member FINRA/SIPC.

1

Market Review

Over the past 12 months, global equity markets experienced some of the highest highs and lowest lows in modern history. The second half of 2019 saw equity markets worldwide continue their upward climb which was reversed by the outbreak of Covid-19 in the first quarter of 2020. As pandemic fears began to abate markets basically rallied back to their pre-Covid-19 levels. In essence, markets ended the second quarter of the year at nearly the same point as the end of the prior year. Thus, on year-to-date basis, 2020 has been a wash.

From the point of view of global equity markets, the second half of 2019 will mostly be remembered for escalating trade tensions with China along with as host of narratives surrounding the prospects for de-escalation and a meaningful trade deal. The other newsworthy item for markets was in terms of central banks willingness to provide stimulus to a global economy teetering on recession. Of course, this narrative was completely upended in early 2020 by the looming threat of Covid-19 and the potential economic havoc it might unleash. Suddenly the issues which seemed so important in 2019 were just minor blips in the rear-view mirror as the entire world refocused its attention on the global pandemic known as Covid-19. To compound matters, an oil production disagreement between Russia and Saudi Arabia sent oil plummeting below $30/barrel, its lowest level in over 18 years, which caused the Energy sector to lose over 45% during the quarter5. Although this mainly impacted the Energy sector, its timing could not have been worse and only served to exacerbate the market’s decline.

Investors were left wondering if and when a recovery would arrive. With several parts of global economies shuttered it looked like Covid-19 was set to leave a lasting financial scar across the board. Severe measures were enacted by nations across the globe and soon afterward the world began to see declining rates in new infections along with economic activity. Global policymakers also came to the rescue with some of the largest policy packages (fiscal and monetary) in history to combat the downturn in economic activity. With this support, global equity markets recorded one of their best quarters in decades. The MSCI World Index returned nearly 20% while the US-based S&P 500 Index returned just over 20% (its best quarterly spiked in over 20 years)6.

Outlook

Much of the global economy is in the midst of an economic rebound in response to the gradual lifting of Covid-19 lockdowns.  While recent economic data suggests the nadir in economic growth was not as deep as commonly feared, uncertainty around the second half of the year remains extremely high.  In many countries, fiscal stimulus helped to offset reduced incomes from job losses.  Furthermore, concern surrounding a second wave of the virus is likely to keep businesses somewhat cautious.  Given the uncertainty and evolving nature of the Covid-19 crisis, optimism surrounding a smooth, V-shaped recovery7 in the global economy appears to have gotten ahead of reality. However, markets are still expecting more policy support, and so far it is receiving it.

2

1.	Sales charge for Class A: 5.50%, maximum deferred sales charge 1.00%. Class C shares are subject to a contingent deferred sales charge of 1.00% when redeemed within 12 months of purchase. Sales charges do not apply the Class I shares. Performance returns would be lower if this charge was reflected.
2.	The index is the MSCI World Value Index (Gross of Dividends) which is an index of stocks of U.S. and International companies. It is not possible to invest directly in an index.
3.	The 30-day SEC Dividend Yield is based on the most recent 30-day period covered by the fund’s filings with the SEC. The unsubsidized yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses, while the subsidized yield takes into account fee waivers.
4.	Diversification cannot assure against market loss.
5.	Bloomberg, as of June 30, 2019
6.	Bloomberg, as of June 30, 2019
7.	A V-shaped recovery is a type of economic recession and recovery that resembles a "V" shape in charting. Specifically, a V-shaped recovery represents the shape of a chart of economic measures economists create when examining recessions and recoveries. A V-shaped recovery involves a sharp decline in these metrics followed by a sharp rise back to its previous peak.

The views in this letter were as of June 30, 2020 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The views expressed in this Annual Shareholder Letter are the views of HIMCO, the sub-advisor to the AAM/HIMCO Global Enhanced Dividend (the Fund) through the end of the period and are subject to change based on market and other conditions.  The Annual Shareholder letter is for informational purposes only and does not represent investment advice or an offer, recommendation or solicitation to buy, hold or sell any security.  Any such offer may be made only by the Fund’s prospectus.  The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Definitions: Standard & Poor's 500 (S&P 500) Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The MSCI World Index captures large and mid-cap representation across 23 developed markets countries.

Risks: An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or other factors relating to specific companies in which the Fund invests. The Fund may invest in derivatives, which carry different (and possibly greater) risks than direct investments in issuers, and are very dependent upon the Sub-advisor’s judgment. In addition, investments in derivative instruments are subject to the risk that the counterparty in a transaction will be unable to honor its financial obligation to the Fund. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic conditions abroad, political developments, and changes in the regulatory environment of foreign countries; these risks are more pronounced for investments in issuers in developing or emerging market countries. More information about these risks may be found in the Fund’s prospectus.

3

Advisor: AAM is a SEC registered investment advisor and member FINRA/SIPC. HIMCO, the Fund’s sub-advisor, is also a SEC-registered investment adviser. SEC registration does not imply a certain level of skill or training; nor does it imply that the SEC has sponsored, recommended, or otherwise approved of HIMCO.

Distributor:  IMST Distributors, LLC.

HIMCO is not affiliated with AAM, IMST Distributors, LLC or any of their affiliates.

Not FDIC Insured – No Bank Guarantee – May Lose Value

4

AAM/HIMCO Global Enhanced Dividend Fund

FUND PERFORMANCE at June 30, 2020 (Unaudited)

This graph compares a hypothetical $25,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI World Value Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI World Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of June 30, 2020	1 year	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1*	-20.78%	-9.81%	12/31/18
Class C2*	-21.40%	-10.25%	12/31/18
Class I3	-20.63%	-9.72%	12/26/17
After deducting maximum sales charge
Class A1*	-25.14%	-11.81%	12/31/18
Class C2*	-22.16%	-10.25%	12/31/18
MSCI World Value Index	-10.61%	-3.53%	12/26/17

*	Class I started on December 26, 2017. Class A and Class C started on December 31, 2018. The performance figures for Class A and C shares include the performance for the Class I shares for the periods prior to the start of the Class A and C shares, adjusted for the difference in Class A, Class C and Class I expenses. Class A and Class C impose higher expenses than Class I.
[1]	Maximum sales charge for Class A shares is 5.50%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% will be imposed on certain redemptions of such shares within 18 months of purchase.
[2]	Maximum contingent deferred sales charge for Class C shares is 1.00% imposed on redemptions within 12 months of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 966-9661.

5

AAM/HIMCO Global Enhanced Dividend Fund

FUND PERFORMANCE at June 30, 2020 (Unaudited) - Continued

Gross and net expense ratios were 2.86% and 1.93%, respectively, for Class A shares, for Class C shares were 3.59% and 2.67%, respectively, and for Class I shares, were 3.13% and 1.70% respectively, which were stated in the current prospectus dated November 1, 2019. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30%, and 1.30% of the average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively. In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until October 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged a redemption fee of 2.00%.

6

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

Number
of Shares		Value
	COMMON STOCKS — 144.0%
	AUSTRALIA — 3.8%
13,800	BHP Group, Ltd., ADR[1,2]	$686,274
40,600	Fortescue Metals Group Ltd.	388,041
14,927	Wesfarmers Ltd.	461,788
		1,536,103
	CANADA — 5.3%
1,887	Bank of Montreal	100,438
9,959	Bank of Nova Scotia	412,122
5,270	BCE, Inc.	219,791
13,321	Enbridge, Inc.	405,046
12,111	Great-West Lifeco, Inc.	212,317
12,805	Power Corp. of Canada	225,238
6,273	Shaw Communications, Inc. - Class B	102,301
9,550	Toronto-Dominion Bank	426,219
		2,103,472
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1,2]	67,598
	DENMARK — 0.9%
25,200	Pandora A/S - ADR[1,2]	341,964
	FINLAND — 1.2%
11,980	Fortum OYJ	227,527
8,693	UPM-Kymmene OYJ	251,190
		478,717
	FRANCE — 4.3%
7,280	Cie de Saint-Gobain*,1	262,132
6,885	Eutelsat Communications S.A.[1]	63,505
540	LVMH Moet Hennessy Louis Vuitton S.E.[1]	236,906
6,200	Publicis Groupe S.A.[1]	200,676
2,115	Sanofi[1]	215,397
2,640	Sodexo S.A.[1]	178,551
8,733	TOTAL S.A.[1]	333,337
2,470	Vinci SA1	227,548
		1,718,052
	GERMANY — 4.8%
3,640	Bayer A.G.	269,043
4,278	Covestro A.G.*,3	162,690
7,330	Deutsche Post A.G.	268,050
45,483	E.ON S.E.	511,754
3,440	Siemens A.G.	404,870
6,630	Siemens Healthineers A.G.[3]	317,683
		1,934,090

7

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG — 0.7%
28,000	CK Hutchison Holdings Ltd.	$179,911
5,900	Hang Seng Bank Ltd.	99,038
		278,949
	IRELAND — 2.0%
8,853	Medtronic PLC[1,2]	811,820
	ITALY — 1.2%
40,526	Enel S.p.A.	349,577
14,159	Eni S.p.A.	135,052
		484,629
	JAPAN — 9.0%
6,700	Bridgestone Corp.[1]	215,256
14,600	Japan Post Bank Co., Ltd.[1]	108,444
10,800	Japan Tobacco, Inc.[1]	200,196
9,000	Mitsubishi Corp.[1]	189,210
12,500	Mitsubishi Heavy Industries Ltd.[1]	294,397
14,700	MS&AD Insurance Group Holdings, Inc.[1]	403,118
11,800	NTT DOCOMO, Inc.[1]	314,958
27,300	Panasonic Corp.[1]	237,565
34,900	Sumitomo Corp.[1]	399,019
50,400	Takeda Pharmaceutical Co., Ltd. - ADR[1,2]	903,672
5,100	Toyota Motor Corp.[1]	319,391
		3,585,226
	MEXICO — 0.4%
42,300	Banco Santander Mexico, S.A.[1,2]	152,703
	NETHERLANDS — 1.2%
4,980	Koninklijke Philips N.V.*,1,2	233,263
7,539	NN Group N.V.	253,248
		486,511
	SINGAPORE — 1.1%
22,100	DBS Group Holdings Ltd.	329,851
7,200	Jardine Cycle & Carriage Ltd.	104,156
		434,007
	SWEDEN — 1.2%
8,880	Investor A.B. - B Shares	468,577
	SWITZERLAND — 2.6%
22,589	ABB, Ltd.	508,521
2,430	Novartis A.G.	211,378
130	SGS SA	317,625
		1,037,524

8

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 5.3%
18,844	Babcock International Group PLC[1]	$72,434
96,619	BP PLC[1]	367,799
2,796	British American Tobacco PLC[1]	107,561
24,929	GlaxoSmithKline PLC[1]	505,561
7,832	Imperial Brands PLC[1]	149,313
3,590	Next PLC[1]	217,713
5,346	Rio Tinto Ltd.	361,393
3,120	Schroders PLC[1]	114,013
5,300	Smith & Nephew PLC[1]	98,874
9,490	United Utilities Group PLC	107,036
		2,101,697
	UNITED STATES — 98.8%
6,400	3M Co.[1]	998,336
4,200	AbbVie, Inc.[1]	412,356
13,742	Altria Group, Inc.[1]	539,373
6,470	American International Group, Inc.[1]	201,735
2,845	Amgen, Inc.[1]	671,022
9,480	Archer-Daniels-Midland Co.[1]	378,252
34,480	AT&T, Inc.[1]	1,042,330
700	Automatic Data Processing, Inc.[1]	104,223
10,320	B&G Foods, Inc.[1]	251,602
14,973	Bristol-Myers Squibb Co.[1]	880,412
3,430	Broadcom, Inc.[1]	1,082,542
5,058	Bunge, Ltd.[1,2]	208,036
4,201	Chevron Corp.[1]	374,855
12,300	Cisco Systems, Inc.[1]	573,672
26,820	Citigroup, Inc.[1]	1,370,502
1,350	Citrix Systems, Inc.[1]	199,679
12,550	Coca-Cola Co.[1]	560,734
5,200	Comcast Corp., Class A1	202,696
2,934	CVR Energy, Inc.[1]	59,003
23,708	CVS Health Corp.[1]	1,540,309
6,657	Dominion Energy, Inc.[1]	540,415
5,644	Duke Energy Corp.[1]	450,899
2,186	DuPont de Nemours, Inc.[1]	116,142
10,268	Eaton Corp. PLC[1,2]	898,245
2,400	Entergy Corp.[1]	225,144
13,761	Extended Stay America, Inc.[1]	153,986
6,231	Exxon Mobil Corp.[1]	278,650
21,450	FNB Corp.[1]	160,875
6,160	Franklin Resources, Inc.[1]	129,175
8,360	FutureFuel Corp.[1]	99,902
9,518	Gaming and Leisure Properties, Inc.[1]	329,323
10,015	General Mills, Inc.[1]	617,425
19,177	Gilead Sciences, Inc.[1]	1,475,478

9

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
11,400	Healthcare Trust of America, Inc. - Class A - REIT[1]	$302,328
9,700	Hewlett Packard Enterprise Co.[1]	94,381
2,940	Home Depot, Inc.[1]	736,499
12,260	International Business Machines Corp.[1]	1,480,640
5,873	International Paper Co.[1]	206,788
22,342	Interpublic Group of Cos., Inc.[1]	383,389
830	Intuit, Inc.[1]	245,838
12,400	JPMorgan Chase & Co.[1]	1,166,344
11,380	Juniper Networks, Inc.[1]	260,147
8,595	Kellogg Co.[1]	567,786
21,926	KeyCorp[1]	267,059
1,570	Kimberly-Clark Corp.[1]	221,919
18,758	Kinder Morgan, Inc.[1]	284,559
7,305	Ladder Capital Corp. - REIT[1]	59,171
6,743	Lazard Ltd. - Class A1,2	193,052
8,299	LyondellBasell Industries NV, Class A1,2	545,410
9,650	Maxim Integrated Products, Inc.[1]	584,886
3,900	McDonald's Corp.[1]	719,433
4,885	Mercury General Corp.[1]	199,064
1,250	Microsoft Corp.[1]	254,387
6,550	Molson Coors Beverage Co., Class B1	225,058
19,510	Navient Corp.[1]	137,155
13,500	NetApp, Inc.[1]	598,995
35,442	Newell Brands, Inc.[1]	562,819
105,503	ODP Corp/The[1]	247,932
5,959	Old Republic International Corp.[1]	97,191
6,680	Omega Healthcare Investors, Inc. - REIT[1]	198,596
3,600	Omnicom Group, Inc.[1]	196,560
5,392	ONEOK, Inc.[1]	179,122
5,040	Oracle Corp.[1]	278,561
5,262	Outfront Media, Inc. - REIT[1]	74,563
1,400	Paychex, Inc.[1]	106,050
36,060	Pfizer, Inc.[1]	1,179,162
16,275	PPL Corp.[1]	420,546
4,900	Principal Financial Group, Inc.[1]	203,546
1,810	Procter & Gamble Co.[1]	216,422
5,800	Prudential Financial, Inc.[1]	353,220
5,140	QUALCOMM, Inc.[1]	468,819
2,420	Quest Diagnostics, Inc.[1]	275,783
3,650	Realty Income Corp. - REIT[1]	217,175
15,945	Seagate Technology PLC[1,2]	771,897
9,689	Southern Co.[1]	502,375
6,277	Spirit Realty Capital, Inc. - REIT[1]	218,816
16,558	Starwood Property Trust, Inc.[1]	247,708
9,363	TerraForm Power, Inc. - Class A1	172,654
4,480	Texas Instruments, Inc.[1]	568,826
10

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,030	U.S. Bancorp[1]	$185,205
9,170	United Parcel Service, Inc., Class B1	1,019,521
2,924	Valero Energy Corp.[1]	171,990
46,273	VEREIT, Inc. - REIT[1]	297,535
21,970	Verizon Communications, Inc.[1]	1,211,206
6,714	Waddell & Reed Financial, Inc. - Class A1	104,134
9,200	Walgreens Boots Alliance, Inc.[1]	389,988
6,300	Waterstone Financial, Inc.[1]	93,429
1,830	Welltower, Inc. - REIT[1]	94,703
9,794	WestRock Co.[1]	276,778
20,362	Weyerhaeuser Co.[1]	457,331
13,069	Williams Cos., Inc.[1]	248,572
3,252	WP Carey, Inc. - REIT[1]	219,998
		39,390,349
	TOTAL COMMON STOCKS
	(Cost $59,865,621)	57,411,988
	EXCHANGE-TRADED FUNDS — 0.9%
	UNITED STATES — 0.9%
3,140	iShares Core MSCI EAFE ETF	179,483
593	iShares Core S&P 500 ETF[1]	183,646
		363,129
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $352,179)	363,129
	SHORT-TERM INVESTMENTS — 0.1%
43,217	Federated Treasury Obligations Fund - Institutional Class, 0.08%[4]	43,217
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,217)	43,217
	TOTAL INVESTMENTS — 145.0%
	(Cost $60,261,017)	57,818,334
	Liabilities in Excess of Other Assets — (45.0)%	(17,949,966)
	TOTAL NET ASSETS — 100.0%	$39,868,368
	SECURITIES SOLD SHORT — (44.9)%
	COMMON STOCKS — (44.9)%
	BRAZIL — (0.4)%
(13,263)	BRF S.A. - ADR*,2	(52,654)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR[2]	(88,284)
(3,878)	Embraer S.A. - ADR*,2	(23,190)
		(164,128)
	CANADA — (0.5)%
(13,837)	Kinross Gold Corp.*,2	(99,903)

11

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CANADA (Continued)
(100)	Shopify, Inc.*,2	$(94,920)
		(194,823)
	CHINA — (0.7)%
(415)	BeiGene Ltd. - ADR*,2	(78,186)
(4,730)	Bilibili, Inc. - ADR*,2	(219,094)
		(297,280)
	DENMARK — (0.4)%
(1,124)	Ascendis Pharma A/S - ADR*,2	(166,240)
	INDIA — (0.2)%
(13,908)	Tata Motors Ltd. - ADR*,2	(91,375)
	ISRAEL — (0.5)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*,2	(181,313)
	MEXICO — (0.2)%
(26,362)	Cemex S.A.B. de C.V. - ADR[2]	(75,923)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,2	(42,903)
	UNITED KINGDOM — (0.3)%
(1,342)	IHS Markit Ltd.[2]	(101,321)
	UNITED STATES — (41.6)%
(2,991)	2U, Inc.*	(113,538)
(192)	ABIOMED, Inc.*	(46,380)
(1,614)	Acadia Healthcare Co., Inc.*	(40,544)
(4,074)	Adient PLC*,2	(66,895)
(3,603)	Advanced Micro Devices, Inc.*	(189,554)
(3,753)	AECOM*	(141,038)
(734)	AeroVironment, Inc.*	(58,448)
(6,184)	Alcoa Corp.*	(69,508)
(255)	Align Technology, Inc.*	(69,982)
(5,044)	Allegheny Technologies, Inc.*	(51,398)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(70,726)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(170,771)
(546)	Alteryx, Inc.*	(89,697)
(610)	Amedisys, Inc.*	(121,109)
(265)	AMERCO	(80,080)
(6,530)	American Axle & Manufacturing Holdings, Inc.*	(49,628)
(5,441)	American Homes 4 Rent - REIT	(146,363)
(652)	American Tower Corp. - REIT	(168,568)
(1,200)	Anaplan, Inc.*	(54,372)
(1,500)	Arrow Electronics, Inc.*	(103,035)

12

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(2,869)	Athene Holding Ltd., Class A*,2	$(89,484)
(1,265)	Atmos Energy Corp.	(125,969)
(891)	Avalara, Inc.*	(118,583)
(5,550)	Avaya Holdings Corp.*	(68,598)
(3,644)	Axalta Coating Systems Ltd.*,2	(82,172)
(2,639)	Beacon Roofing Supply, Inc.*	(69,590)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,2	(115,148)
(861)	BioTelemetry, Inc.*	(38,909)
(2,808)	Boston Scientific Corp.*	(98,589)
(4,977)	Box, Inc.*	(103,323)
(10,645)	Caesars Entertainment Corp.*	(129,124)
(1,000)	Ceridian HCM Holding, Inc.*	(79,270)
(1,155)	Chart Industries, Inc.*	(56,006)
(165)	Charter Communications, Inc., Class A*	(84,157)
(3,238)	Chegg, Inc.*	(217,788)
(1,016)	Clean Harbors, Inc.*	(60,940)
(14,119)	Coeur Mining, Inc.*	(71,725)
(4,750)	CommScope Holding Co., Inc.*	(39,567)
(2,540)	Concho Resources, Inc.	(130,810)
(1,913)	Copart, Inc.*	(159,296)
(255)	CoStar Group, Inc.*	(181,221)
(170)	Coupa Software, Inc.*	(47,097)
(2,630)	Cree, Inc.*	(155,670)
(4,637)	Darling Ingredients, Inc.*	(114,163)
(1,425)	DaVita, Inc.*	(112,774)
(67,753)	Denbury Resources, Inc.*	(18,707)
(533)	DexCom, Inc.*	(216,078)
(2,492)	DISH Network Corp. - Class A*	(85,999)
(922)	Dollar Tree Inc*	(85,451)
(1,948)	Dycom Industries, Inc.*	(79,654)
(1,121)	Eagle Materials, Inc.	(78,717)
(450)	EastGroup Properties, Inc. - REIT	(53,374)
(1,570)	EchoStar Corp. - Class A*	(43,897)
(2,367)	Edgewell Personal Care Co.*	(73,756)
(1,251)	Edwards Lifesciences Corp.*	(86,457)
(482)	Elastic N.V.*,2	(44,445)
(1,908)	Emergent BioSolutions, Inc.*	(150,885)
(2,540)	Enphase Energy, Inc.*	(120,828)
(569)	EPAM Systems, Inc.*	(143,394)
(8,777)	EQT Corp.	(104,446)
(225)	Equinix, Inc.	(158,017)
(3,169)	Equity Commonwealth - REIT	(102,042)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(131,833)
(721)	Everbridge, Inc.*	(99,758)
(9,040)	Ferro Corp.*	(107,938)

13

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(3,800)	FireEye, Inc.*	$(46,265)
(2,045)	First Solar, Inc.*	(101,227)
(9,050)	Fitbit, Inc. - Class A*	(58,463)
(8,873)	Flex Ltd.*,2	(90,948)
(1,271)	ForeScout Technologies, Inc.*	(26,945)
(7,766)	Fossil Group, Inc.*	(36,112)
(2,681)	GCP Applied Technologies, Inc.*	(49,813)
(18,909)	General Electric Co.	(129,148)
(1,054)	Grand Canyon Education, Inc.*	(95,419)
(4,707)	Green Dot Corp. - Class A*	(231,020)
(400)	Guidewire Software, Inc.*	(44,340)
(886)	Haemonetics Corp.*	(79,350)
(4,580)	Hain Celestial Group, Inc.*	(144,316)
(5,595)	Hertz Global Holdings, Inc.*	(7,889)
(3,039)	Hilton Grand Vacations, Inc.*	(59,412)
(1,709)	Hologic, Inc.*	(97,413)
(1,000)	Howard Hughes Corp.*	(51,950)
(196)	HubSpot, Inc.*	(43,973)
(336)	ICU Medical, Inc.*	(61,928)
(561)	IDEXX Laboratories, Inc.*	(185,220)
(5,937)	Immunomedics, Inc.*	(210,407)
(4,533)	Ingersoll-Rand PLC*	(127,468)
(850)	Inphi Corp.*	(99,875)
(1,596)	Insmed, Inc.*	(43,954)
(908)	Insulet Corp.*	(176,388)
(1,113)	Intercept Pharmaceuticals, Inc.*	(53,324)
(201)	Intuitive Surgical, Inc.*	(114,536)
(4,152)	Invitation Homes, Inc. - REIT	(114,305)
(900)	IPG Photonics Corp.*	(144,351)
(5,745)	JetBlue Airways Corp.*	(62,620)
(665)	Kilroy Realty Corp. - REIT	(39,035)
(832)	Laboratory Corp. of America Holdings*	(138,204)
(3,240)	Lattice Semiconductor Corp.*	(91,984)
(1,921)	Lennar Corp. - Class A	(118,372)
(1,724)	LiveRamp Holdings, Inc.*	(73,218)
(1,624)	Lumentum Holdings, Inc.*	(132,242)
(328)	Madison Square Garden Entertainment Corp.*	(24,600)
(328)	Madison Square Garden Sports C*	(48,180)
(922)	Madrigal Pharmaceuticals, Inc.*	(104,416)
(98)	Markel Corp.*	(90,471)
(594)	Masimo Corp.*	(135,426)
(959)	MasTec, Inc.*	(43,030)
(1,911)	MEDNAX, Inc.*	(32,678)
(7,989)	Michaels Cos., Inc.*	(56,482)
(3,862)	Micron Technology, Inc.*	(198,970)

14

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(944)	Middleby Corp.*	$(74,519)
(1,601)	Mirati Therapeutics, Inc.*	(182,786)
(751)	Mohawk Industries, Inc.*	(76,422)
(1,793)	Monster Beverage Corp.*	(124,291)
(4,696)	Mosaic Co.	(58,747)
(1,732)	National Vision Holdings, Inc.*	(52,861)
(169)	Netflix, Inc.*	(76,902)
(1,900)	Nutanix, Inc. - Class A*	(45,039)
(498)	Okta, Inc.*	(99,715)
(1,339)	Omnicell, Inc.*	(94,560)
(4,462)	ON Semiconductor Corp.*	(88,437)
(4,577)	Penn National Gaming, Inc.*	(139,782)
(770)	Penumbra, Inc.*	(137,691)
(3,860)	Pilgrim's Pride Corp.*	(65,195)
(897)	Post Holdings, Inc.*	(78,595)
(557)	PTC, Inc.*	(43,329)
(6,240)	Pure Storage, Inc.*	(108,139)
(763)	PVH Corp.	(36,662)
(780)	Q2 Holdings, Inc.*	(66,916)
(2,840)	Redfin Corp.*	(119,024)
(2,950)	Rexford Industrial Realty, Inc. - REIT	(122,218)
(856)	RH*	(213,058)
(795)	RingCentral, Inc. - Class A*	(226,583)
(867)	Roku, Inc.*	(101,032)
(604)	Sage Therapeutics, Inc.*	(25,114)
(1,790)	SailPoint Technologies Holding, Inc.*	(47,381)
(8,401)	Sangamo Therapeutics, Inc.*	(75,273)
(854)	Sarepta Therapeutics, Inc.*	(136,930)
(630)	SBA Communications Corp. - REIT	(187,690)
(4,415)	Scientific Games Corp.*	(68,256)
(2,029)	ServiceMaster Global Holdings, Inc.*	(72,415)
(1,520)	SiteOne Landscape Supply, Inc.*	(173,234)
(1,322)	Stericycle, Inc.*	(74,006)
(6,118)	Summit Materials, Inc. - Class A*	(98,377)
(770)	Sun Communities, Inc. - REIT	(104,474)
(3,019)	Sunrun, Inc.*	(59,535)
(787)	Tandem Diabetes Care, Inc.*	(77,850)
(2,597)	Taylor Morrison Home Corp. - Class A*	(50,096)
(2,070)	Tenet Healthcare Corp.*	(37,488)
(123)	Tesla, Inc.*	(132,817)
(1,628)	T-Mobile US, Inc.*	(169,556)
(358)	Trade Desk, Inc. - Class A*	(145,527)
(263)	TransDigm Group, Inc.	(116,259)
(1,569)	TreeHouse Foods, Inc.*	(68,722)
(810)	TriNet Group, Inc.*	(49,361)

15

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(780)	Twilio, Inc. - Class A*	$(171,148)
(1,487)	Ultragenyx Pharmaceutical, Inc.*	(116,313)
(5,630)	Under Armour, Inc. - Class A*	(54,836)
(947)	Varian Medical Systems, Inc.*	(116,026)
(772)	Veeva Systems, Inc. - Class A*	(180,972)
(3,828)	Viavi Solutions, Inc.*	(48,769)
(834)	Wayfair, Inc.*	(164,807)
(2,931)	Welbilt, Inc.*	(17,850)
(2,681)	Western Alliance Bancorp	(101,529)
(478)	Workday, Inc., Class A*	(89,558)
(11,539)	WPX Energy, Inc.*	(73,619)
(2,644)	Yelp, Inc.*	(61,156)
(1,207)	Zendesk, Inc.*	(106,856)
(967)	Zillow Group, Inc. - Class C*	(55,709)
(4,471)	Zogenix, Inc.*	(120,762)
(1,541)	Zscaler, Inc.*	(168,739)
		(16,604,483)
	TOTAL COMMON STOCKS
	(Proceeds $16,750,557)	(17,919,789)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,750,557)	$(17,919,789)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $48,804,929, which represents 122.4% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $480,373, which represents 1.2% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.8%
Health Care	25.1%
Technology	19.8%
Consumer Staples	13.7%
Industrials	12.8%
Consumer Discretionary	10.9%
Communications	9.9%
Utilities	8.8%
Materials	8.2%
Energy	7.5%
Real Estate	0.5%
Total Common Stocks	144.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Total Investments	145.0%
Liabilities in Excess of Other Assets	(45.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2020

Assets:
Investments, at value (cost $60,261,017)	$57,818,334
Foreign currency, at value (cost $32,858)	32,929
Cash	2,086
Receivables:
Investment securities sold	177,286
Dividends and interest	157,087
Prepaid expenses	17,665
Total assets	58,205,387
Liabilities:
Securities sold short, at value (proceeds $16,750,557)	17,919,789
Payables:
Due to broker for securities sold short	174,340
Investment securities purchased	179,136
Advisory fees	315
Shareholder servicing fees (Note 7)	118
Distribution fees - Class A & C (Note 8)	58
Fund accounting and administration fees	12,573
Transfer agent fees and expenses	1,686
Custody fees	805
Auditing fees	19,099
Dividends and interest on securities sold short	18,744
Trustees' deferred compensation (Note 3)	3,351
Chief Compliance Officer fees	2,434
Trustees' fees and expenses	51
Accrued other expenses	4,520
Total liabilities	18,337,019
Net Assets	$39,868,368

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$53,068,233
Total accumulated deficit	(13,199,865)
Net Assets	$39,868,368

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$204,925
Number of shares issued and outstanding	29,631
Net asset value per share[1]	$6.92
Maximum sales charge (5.50% of offering price)[2]	0.40
Maximum offering price to public	$7.32
Class C Shares:
Net assets applicable to shares outstanding	$871
Number of shares issued and outstanding	126
Net asset value per share[3]	$6.90	[4]
Class I Shares:
Net assets applicable to shares outstanding	$39,662,572
Number of shares issued and outstanding	5,745,595
Net asset value per share	$6.90

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $101,184)	$2,803,133
Interest	2,261
Total investment income	2,805,394

Expenses:
Advisory fees	434,743
Shareholder servicing fees (Note 7)	270
Distribution fees - Class A (Note 8)	443
Distribution fees - Class C (Note 8)	11
Fund accounting and administration fees	81,944
Transfer agent fees and expenses	37,735
Custody fees	23,463
Interest expense	157,496
Dividends on securities sold short	65,171
Registration fees	61,573
Auditing fees	18,999
Legal fees	13,401
Chief Compliance Officer fees	12,499
Trustees' fees and expenses	10,100
Shareholder reporting fees	7,887
Miscellaneous	7,280
Insurance fees	1,402
Total expenses	934,417
Advisory fees recovered	280,122
Voluntary advisory fees waived	(418,906)
Net expenses	795,633
Net investment income	2,009,761

Realized and Unrealized Gain (Loss) :
Net realized loss on:
Investments	(8,720,636)
Securities sold short	(669,216)
Foreign currency transactions	(7,237)
Net realized loss	(9,397,089)
Net change in unrealized appreciation/depreciation on:
Investments	(2,327,142)
Securities sold short	(641,885)
Foreign currency translations	390
Net change in unrealized appreciation/depreciation	(2,968,637)
Net increase from payments by affiliates (Note 3)	4,226
Net realized and unrealized loss	(12,361,500)

Net Decrease in Net Assets from Operations	$(10,351,739)

See accompanying Notes to Financial Statements.

19

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,009,761	$685,827
Net realized loss on investments, securities sold short and foreign currency transactions	(9,397,089)	(287,221)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(2,968,637)	(362,921)
Net increase from payment by affiliates (Note 3)	4,226	-
Net increase (decrease) in net assets resulting from operations	(10,351,739)	35,685

Distributions to Shareholders:
Distributions:
Class A1	(7,351)	(102)
Class C1	(36)	(15)
Class I	(2,094,085)	(484,705)
Total distributions to shareholders	(2,101,472)	(484,822)

Capital Transactions:
Net proceeds from shares sold:
Class A	127,574	135,876
Class C	-	1,041
Class I	101,470	45,000,000
Reinvestment of distributions:
Class A	6,783	102
Class C	36	15
Class I	2,094,085	484,705
Cost of shares redeemed:
Class I	(2,303)	-
Net increase in net assets from capital transactions	2,327,645	45,621,739

Total increase (decrease) in net assets	(10,125,566)	45,172,602

Net Assets:
Beginning of period	49,993,934	4,821,332
End of period	$39,868,368	$49,993,934
Capital Share Transactions:
Shares sold:
Class A	13,492	15,284
Class C	-	120
Class I	10,432	4,918,017
Shares reinvested:
Class A	843	11
Class C	4	2
Class I	250,141	54,579
Shares redeemed:
Class I	(314)	-
Net increase in capital share transactions	274,598	4,988,013

[1]	Class A and Class C commenced operations on December 31, 2018.

See accompanying Notes to Financial Statements.

20

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Year Ended June 30, 2020

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(10,351,739)
Purchases of long-term investments	(33,900,162)
Sales of long-term investments	34,136,238
Return of capital dividends received	225,850
Proceeds from securities sold short	3,347,319
Cover short securities	(6,316,343)
Sales of short-term investments, net	60,487
Increase in foreign currency	(16,007)
Increase in investment securities sold receivable	(177,286)
Decrease in interest and dividends receivables	71,972
Decrease in prepaid expenses	15,233
Increase in investment securities purchased payable	179,136
Decrease in advisory fees payable	(26,831)
Increase in interest and dividends on securities sold short	4,378
Increase in accrued expenses	641
Net realized loss on investments and securities sold short	9,389,852
Net change in unrealized appreciation/depreciation	2,969,027
Net cash used for operating activities	(388,235)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	229,044
Cost of shares redeemed	(2,303)
Dividends paid to shareholders, net of reinvestments	(568)
Net cash provided by financing activities	226,173

Net decrease in cash	(162,062)

Cash and cash equivalents:
Beginning cash balance	7,699
Begining cash held at broker	(17,891)
Total beginning cash and cash equivalents	(10,192)

Ending cash balance	2,086
Ending cash due to broker for securities held short	(174,340)
Total ending cash and cash equivalents	$(172,254)

Non cash financing activities not included herein consist of $2,100,904 of reinvested dividends.

See accompanying Notes to Financial Statements.

21

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30, 2020	For the Period December 31, 2018* through June 30, 2019
Net asset value, beginning of period	$9.11	$8.66
Income from Investment Operations:
Net investment income[1]	0.32	0.27
Net realized and unrealized gain (loss)	(2.16)	0.33
Net increase from payments by affiliates (Note 3)[1]	- [2]	-
Total from investment operations	(1.84)	0.60

Less Distributions:
From net investment income	(0.35)	(0.15)
Total distributions	(0.35)	(0.15)

Net asset value, end of period	$6.92	$9.11

Total return[3]	(20.78)%[4]	6.91%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$205	$139

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[6]	2.18%	2.86%[7]
After fees waived/recovered[6]	1.90%	1.93%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.63%	5.06%[7]
After fees waived/recovered	3.91%	5.99%[7]

Portfolio turnover rate	43%	39%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”)
of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[5]	Not annualized.
[6]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.46% for the year ended June 30, 2020, and 0.38% for the period ended June 30, 2019, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

22

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30, 2020	For the Period December 31, 2018* through June 30, 2019
Net asset value, beginning of period	$9.09	$8.66
Income from Investment Operations:
Net investment income[1]	0.27	0.24
Net realized and unrealized gain (loss)	(2.17)	0.32
Net increase from payments by affiliates (Note 3)[1]	- [2]	-
Total from investment operations	(1.90)	0.56

Less Distributions:
From net investment income	(0.29)	(0.13)
Total distributions	(0.29)	(0.13)

Net asset value, end of period	$6.90	$9.09

Total return[3]	(21.40)%[4]	6.45%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[6]	2.93%	3.59%[7]
After fees waived/recovered[6]	2.65%	2.67%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.88%	4.35%[7]
After fees waived/recovered	3.16%	5.27%[7]

Portfolio turnover rate	43%	39%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[5]	Not annualized.
[6]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.46% for the year ended June 30, 2020, and 0.38% for the period ended June 30, 2019, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

23

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

			For the Period December 26, 2017* through
	For the Year Ended June 30,		June 30,
	2020	2019	2018
Net asset value, beginning of period	$9.09	$9.40	$10.00
Income from Investment Operations:
Net investment income[1]	0.36	0.54	0.30
Net realized and unrealized loss	(2.18)	(0.44)	(0.66)
Net increase from payments by affiliates (Note 3)[1]	- [2]	-	-
Total from investment operations	(1.82)	0.10	(0.36)

Less Distributions:
From net investment income	(0.37)	(0.41)	(0.24)
Total distributions	(0.37)	(0.41)	(0.24)

Net asset value, end of period	$6.90	$9.09	$9.40

Total return[3]	(20.63)%[4]	1.17%	(3.64)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,663	$49,854	$4,821
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[6]	1.93%	3.13%	6.17%[7]
After fees waived/recovered[6]	1.65%	1.70%	1.64%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.88%	4.49%	1.52%[7]
After fees waived/recovered	4.16%	5.92%	6.05%[7]

Portfolio turnover rate	43%	39%	15%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[5]	Not annualized.
[6]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.46% and 0.40% for the years ended June 30, 2020 and 2019, and 0.34% for the period ended June 30, 2018, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

24

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

25

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the two years ended June 30, 2020, and as of and during the open period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

26

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(g) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

27

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30% and 1.30% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees.

Effective July 1, 2019, the Advisor has agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s net assets. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the year ended June 30, 2020, the Advisor voluntarily waived its advisory fees of $418,906.

For the year ended June 30, 2020, the Advisor recovered $280,122 of previously waived advisory fees and other expenses absorbed. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2020, the Advisor recovered all available previously waived fees.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2020 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

28

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2020, are reported on the Statement of Operations.

The Advisor reimbursed the Fund $4,226 for losses from a trading error. The amount is reported on the Fund’s Statement of Operations and Statements of Changes in Net Assets under the caption “Net increase from payments by affiliates”.

Note 4 – Federal Income Taxes

At June 30, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$43,541,287

Gross unrealized appreciation	6,214,559
Gross unrealized depreciation	(9,857,301)

Net unrealized depreciation	$(3,642,742)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, PFIC, REIT and equity return of capital.

29

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

As of June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$158,834
Undistributed long-term capital gains	-
Accumulated earnings	158,834
Accumulated capital and other losses	(9,716,685)
Unrealized depreciation on investments	(3,642,742)
Unrealized appreciation on foreign currency	728
Total accumulated deficit	$(13,199,865)

The tax character of the distributions paid during years ended June 30, 2020, and June 30, 2019, respectively, was as follows:

Distributions paid from:	2020	2019
Ordinary income	$2,101,472	$484,822
Net long-term capital gains	-	-
Total distributions paid	$2,101,472	$484,822

At June 30, 2020, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$384,345
Long-term	131,228
Total	$515,573

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2020, the Fund had qualified Post-October Losses of $9,197,761.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended June 30, 2020, there were no redemptions from the Fund.

Note 6 – Investment Transactions

For the year ended June 30, 2020, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$33,900,162	$34,136,238	$3,347,319	$6,316,343
30

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended June 30, 2020, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

31

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$57,411,988	$-	$-	$57,411,988
Exchange-Traded Funds	363,129	-	-	363,129
Short-Term Investments	43,217	-	-	43,217
Total Assets	$57,818,334	$-	$-	$57,818,334

Liabilities
Securities Sold Short
Common Stocks[1]	$17,919,789	$-	$-	$17,919,789
Total Liabilities	$17,919,789	$-	$-	$17,919,789

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

32

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/HIMCO Global Enhanced Dividend Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/HIMCO Global Enhanced Dividend Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2020, the related statement of operations for the year then ended, statement of cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period December 26, 2017 (commencement of operations) through June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 26, 2017 through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 31, 2020

34

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the year ended June 30, 2020, 72.15% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 100.00% as qualified dividend income paid during the year ended June 30, 2020.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 966-9661. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	5	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	5	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	5	361 Social Infrastructure Fund, a closed-end investment company.
35

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	5	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	5	361 Social Infrastructure Fund, a closed-end investment company.
36

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President – Compliance, Morgan Stanley Investment Management (2000 – 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
37

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

d	The Trust is comprised of 52 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the AAM/Bahl & Gaynor Income Growth Fund, AAM/Insight Select Income Fund, AAM/HIMCO Short Duration Fund, And AAM/Phocas Real Estate Fund which are offered in a separate prospectus. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
38

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on March 11-12, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Hartford Investment Management Company (the “Sub-Advisor”), with respect to the AAM/HIMCO Global Enhanced Dividend Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the MSCI World Value Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Long-Short Equity fund universe (the “Fund Universe”) for the one-year period ended December 31, 2019; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the MSCI World Value Index return by 3.92%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the MSCI Index was due in part to the Fund’s heavy value tilt, as growth stocks generally outperformed value stocks over the one-year period. The Trustees also noted that the Fund had only been operating for a short period, and that performance over longer periods would be more meaningful.

39

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2019, noting that the Investment Advisor had recouped fees previously waived and did not realize a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Hartford Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

40

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund and noted that for as long as the Investment Advisor has agreed to waive investment advisory fees payable to it by the Fund and/or absorb expenses pursuant to an operating expense limitation agreement, the Sub-Advisor has agreed to contribute to such waiver and/or reimbursement. The Board also noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was lower than the fee the Sub-Advisor charges to institutional clients to manage separate accounts using its global enhanced dividend strategy. The Board observed that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

41

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/20	6/30/20	1/1/20–6/30/20
Class A	Actual Performance	$1,000.00	$713.70	$7.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.48	8.45
Class C	Actual Performance	1,000.00	711.10	10.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.59	12.35
Class I	Actual Performance	1,000.00	714.60	6.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.59	7.33

*	Expenses are equal to the Fund's annualized expense ratio of 1.71%, 2.46% and 1.46% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect the voluntary advisory fees waiver and a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.
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AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class A	HGDAX	46141Q 261
AAM/HIMCO Global Enhanced Dividend Fund – Class C	HGDCX	46141Q 253
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2020	FYE 06/30/2019
Audit Fees	$ 15,900	$ 14,950
Audit-Related Fees	N/A	N/A
Tax Fees	$ 2,800	$ 2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2020	FYE 06/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 06/30/2020	FYE 06/30/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/08/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2020